FINANCIAL RISK MANAGEMENT - Foreign currency risk (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019
Risk of exchange rate depreciation
Foreign currency sensitivity
Change in foreign exchange rate against US$	10.00%
Risk of exchange rate appreciation
Foreign currency sensitivity
Change in foreign exchange rate against US$	10.00%
Russian Ruble | Risk of exchange rate depreciation
Foreign currency sensitivity
Effect on profit / (loss) before tax	$ 35	$ (9)
Effect on other comprehensive income	32	119
Russian Ruble | Risk of exchange rate appreciation
Foreign currency sensitivity
Effect on profit / (loss) before tax	(39)	11
Effect on other comprehensive income	(39)	(145)
Bangladeshi Taka | Risk of exchange rate depreciation
Foreign currency sensitivity
Effect on profit / (loss) before tax	(30)	(27)
Effect on other comprehensive income	0	0
Bangladeshi Taka | Risk of exchange rate appreciation
Foreign currency sensitivity
Effect on profit / (loss) before tax	33	30
Effect on other comprehensive income	0	0
Pakistani Rupee | Risk of exchange rate depreciation
Foreign currency sensitivity
Effect on profit / (loss) before tax	(4)	(10)
Effect on other comprehensive income	0	0
Pakistani Rupee | Risk of exchange rate appreciation
Foreign currency sensitivity
Effect on profit / (loss) before tax	4	11
Effect on other comprehensive income	0	0
Georgian Lari | Risk of exchange rate depreciation
Foreign currency sensitivity
Effect on profit / (loss) before tax	(36)	(36)
Effect on other comprehensive income	0	0
Georgian Lari | Risk of exchange rate appreciation
Foreign currency sensitivity
Effect on profit / (loss) before tax	40	39
Effect on other comprehensive income	0	0
Other currencies (net) | Risk of exchange rate depreciation
Foreign currency sensitivity
Effect on profit / (loss) before tax	8	(4)
Effect on other comprehensive income	4	0
Other currencies (net) | Risk of exchange rate appreciation
Foreign currency sensitivity
Effect on profit / (loss) before tax	(9)	5
Effect on other comprehensive income	$ (4)	$ 0